Segment Information - Schedule of Breakdown by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenue from contracts with customers:
Total revenue from contracts with customers	$ 4,805	$ 7,412	$ 6,321
Property, plant and equipment, net:
Total property, plant and equipment, net	389	94
Hong Kong and China [Member]
Revenue from contracts with customers:
Total revenue from contracts with customers	629	794	906
Property, plant and equipment, net:
Total property, plant and equipment, net	160	83
Europe [Member]
Revenue from contracts with customers:
Total revenue from contracts with customers	3,784	6,324	4,214
Other Asian Countries [Member]
Revenue from contracts with customers:
Total revenue from contracts with customers	30	3
North America [Member]
Revenue from contracts with customers:
Total revenue from contracts with customers	362	291	$ 1,201
Myanmar [Member]
Property, plant and equipment, net:
Total property, plant and equipment, net		11
Germany [Member]
Property, plant and equipment, net:
Total property, plant and equipment, net	$ 229